COMMITMENTS AND CONTINGENCIES - Lessee Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Operating Leases
2024	$ 7,143
2025	7,046
2026	6,625
2027	4,795
2028	3,519
Thereafter	0
Total lease payments	29,128	$ 22,500
Less: imputed interest	(3,712)
Total	25,416
Finance Lease
2024	504
2025	519
2026	535
2027	229
2028	0
Thereafter	0
Total lease payments	1,787
Less: imputed interest	(160)
Total	$ 1,627	$ 2,200